Summary of significant accounting policies	12 Months Ended
Jun. 30, 2026
Summary of significant accounting policies
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

Use of estimates and assumptions

In presenting the consolidated financial statements in accordance with U.S. GAAP, management makes estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgment and available information. Accordingly, actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Group to revise its estimates. The Group bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant estimates are used when accounting for items and matters including allowances for credit losses and doubtful accounts, determination of fair value of financial instruments, and realization of deferred tax assets and uncertain tax position. Significant judgment is also involved in the calculation of deemed dividends and the determination of the fair value of financial instruments, particularly the Group’s convertible debentures measured under the fair value option, which requires the use of valuation models and significant assumptions, including expected volatility, credit risk, discount rates, and other unobservable inputs. These assumptions are inherently subjective and may result in significant variability in the reported fair value.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in transit and time deposits placed with banks or other financial institutions and have original maturities of less than three months.

Crypto assets

The Group adopted Accounting Standards Update (“ASU”) 2023-08 on July 1, 2025 using the cumulative-effect transition method. The Group did not hold crypto assets within the scope of the guidance as of July 1, 2025, adoption did not result in a cumulative-effect adjustment to opening retained earnings. The Group measures crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. To qualify for Accounting Standards Codification (“ASC”) 350-60, an asset must meet the criteria outlined in ASC 350-60-15-1.

1.	Meet the definition of intangible assets as defined in the FASB Accounting Standards Codification.
2.	Do not provide the asset holder with enforceable rights to, or claims on, underlying goods, services, or other assets
3.	Are created or reside on a distributed ledger based on blockchain or similar technology
4.	Are secured through cryptography
5.	Are fungible
6.	Are not created or issued by the reporting entity or its related parties

Additionally, ASC 350-60 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and present changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The amendments also require that an entity provide disclosures about significant holdings, contractual sale restrictions, and changes during the reporting period.

Digital assets within the scope of ASC 350-60

The Group’s holdings of Dogecoin meet the scope criteria in ASC 350-60 to be accounted for as crypto assets (fungible intangible assets that reside on a distributed ledger, are secured through cryptography, convey no enforceable rights to underlying goods or services, and were not issued by the Group or a related party). They are initially recognized at fair value on the date of acquisition and subsequently remeasured at fair value at each reporting period, with changes in fair value recognized in the consolidated statements of operations and comprehensive loss. Fair value is determined using the closing price from the principal market for Dogecoin, which the Group has identified, in accordance with ASC 820, as the active market it has access to and normally uses to transact in Dogecoin. Because this is a quoted price in an active market for an identical asset, the Group’s Dogecoin is classified within Level 1 of the ASC 820 fair value hierarchy. The Group’s Dogecoin are held in custody by BitGo Trust Company, Inc. (“BitGo”), a regulated institutional digital asset custodian. Certain Dogecoin is pledged as collateral under contractual collateral arrangements. Such collateral arrangements do not affect the fair value measurement of the Dogecoin under ASC 820. The fair value of any pledged Dogecoin and the nature and remaining term of such collateral arrangement are disclosed in Note 3. For dispositions, the Group accounts for realized gains or losses using the first-in-first-out (“FIFO”) method. The classification of crypto assets as current or non-current is determined under ASC 210 based on whether the assets are reasonably expected to be realized in cash, sold or otherwise realized during the normal operating cycle or within twelve months after the reporting date. In making this assessment, the Group considers all relevant facts and circumstances, including any collateral arrangements and related contractual release provisions applicable to pledged crypto assets.

Stablecoins

The Group may hold stablecoins, including Tether USD (“USDT”), in connection with certain financing transactions. Stablecoins are evaluated individually to determine whether they meet the scope criteria of ASC 350-60. Based on the contractual rights associated with USDT, the Group determined that its USDT holdings are outside the scope of ASC 350-60 because the instrument provides rights or claims that are inconsistent with the scope criterion in ASC 350-60-15-1(b). Accordingly, USDT is accounted for under other applicable U.S. GAAP based on the contractual rights and economic characteristics of the instrument. During the year ended June 30, 2026, USDT was acquired and used in connection with financing transactions, and the Group had no USDT balance outstanding as of June 30, 2026.

Other receivables

Other receivables include advances to third parties or employees, interest receivable and receivable due from buyer of convertible debentures. Management regularly reviews the adequacy of the allowance for credit losses on an ongoing basis and considers factors such as the aging of receivables and changes in payment trends, creditworthiness, current economic trends as well as other supportable forward-looking factors. Accounts considered uncollectible are written off against allowances after exhaustive efforts at collection are made. During the years ended June 30, 2026, 2025 and 2024, $603,839, $13,875 and $389,528 provisions for credit losses were recognized, respectively. During the years ended June 30, 2026, 2025 and 2024, $728,549, $2,582,761 and nil allowance for credit losses was written off, respectively.

Loans receivable

Loans receivable are recognized initially at fair value, typically the principal amount advanced, plus directly attributable transaction costs, with any financing element discounted to present value and accreted as interest income over the loan term. Subsequently, they are measured at amortized cost using the effective interest method, which allocates each contractual net settlement received between principal recovery and interest income based on the effective yield applied to the gross carrying amount. A loss allowance is recognized for expected credit losses, with changes in the allowance recognized in profit or loss; loans or portions thereof are written off against the allowance when no realistic recovery prospect exists. For presentation purposes, loan receivables are classified as current where principal and interest are contractually due within twelve months from the reporting date, and as non-current for amounts due beyond twelve months.

Expected credit losses are estimated on a regular basis based on an assessment of historical collection experience, adjusted for loan balance aging, credit quality and specific risk characteristics of the borrowers and prevailing economic conditions. The Group continues to evaluate the reasonableness of the allowance policy and update it as necessary. During the years ended June 30, 2026, 2025 and 2024, nil, $65,507 and nil allowance for credit losses were recovered, respectively. During the years ended June 30, 2026, 2025 and 2024, nil, nil and $275,500 provisions for credit losses were recognized, respectively.

Allowance for credit losses

Allowance for credit losses represents management’s current estimate of expected credit losses over the contractual life of the financial assets, based on historical experience, current conditions, and reasonable and supportable forecast. The Group adopted Accounting Standard Codification (“ASC”) 326, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Under ASU 2016-13, the Group has exposure to credit losses for financial assets, which are other receivables and loans receivable. The Group considered various factors, including nature, historical collection experience, the age of the receivable balances, credit quality and specific risk characteristics of its customers, current economic conditions, forward-looking information including economic, regulatory, technological, environmental factors (such as industry prospects, GDP, employment, etc.), reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Group has adopted a loss-rate method to calculate the credit loss and considered the relevant factors of the historical and future conditions of the Group to make reasonable estimate of the loss rate.

Financial assets are presented net of the allowance for credit losses in the consolidated balance sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of general and administrative expenses in the consolidated statements of operations. Write-offs are recorded in the period in which the asset is deemed to be uncollectible.

Prepayments

Prepayments primarily represent amounts advanced to suppliers for equipment and cash advanced to service providers for future services. The Group evaluates the recoverability of prepayments at each reporting date based on the contractual terms, expected delivery, market conditions affecting the underlying goods and other relevant facts and circumstances. When the carrying amount of a prepayment is determined to exceed the amount expected to be recovered through delivery, sale or refund, an impairment loss is recognized in earnings. During the years ended June 30, 2026, 2025 and 2024, $513,254, nil and $117,000 impairment loss of prepayments were recognized, respectively.

Long-term investment

The Group’s long-term investment represented an equity investment without a readily determinable fair value and was accounted for using the measurement alternative under ASC Topic 321, Investments — Equity Securities. Under this approach, the investment was carried at cost, less any impairment, and adjusted for observable price changes in orderly transactions for identical or similar investments, if any. As of June 30, 2026, the Group had advanced consideration toward this investment but had not yet legally obtained the equity interest; accordingly, the amount is presented as an advance toward the investment and will be reclassified and measured as described above upon completion of the transaction.

At each reporting date, the Group assesses whether events or changes in circumstances indicate that the investment is impaired. If qualitative factors indicate that the fair value of the investment is less than its carrying amount, the Group estimates the fair value of the investment. When the fair value is determined to be less than the carrying amount, an impairment loss is recognized in earnings equal to the difference between the two amounts.

Impairment for long-lived assets

Long-lived assets, including plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Group would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. During the years ended June 30, 2026, 2025 and 2024, nil, nil and $6,472,266 impairment of long-lived assets was recognized, respectively.

Mezzanine equity

Ordinary shares that are redeemable at the holder’s option, or upon the occurrence of an event not solely within the Company’s control, are classified outside permanent shareholders’ equity as mezzanine equity in accordance with ASC 480-10-S99-3A. Such shares are initially measured at their issuance-date fair value, which generally equals the proceeds allocated to the shares in an arm’s-length transaction, net of incremental and directly attributable issuance costs.

At each reporting date, the Company assesses whether the shares are currently redeemable or whether it is probable that they will become redeemable. If the shares are currently redeemable, they are measured at their current redemption value, subject to a floor equal to the initial carrying amount. If the shares are not currently redeemable but it is probable that they will become redeemable, the Company has elected to recognize changes in redemption value as they occur and adjust the carrying amount to the current redemption value at each reporting date, rather than accreting to the redemption value over the period to the earliest redemption date. This policy is applied consistently to similar redeemable equity instruments.

Any adjustment to the carrying amount is recognized as an adjustment to retained earnings, or additional paid-in capital in the absence of retained earnings, and is reflected in income available to ordinary shareholders for purposes of earnings per share. The carrying amount of the redeemable shares is not reduced below the amount initially recorded in mezzanine equity.

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group.

ASC 820-10-20 defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” The accounting standards establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable inputs that are significant to the fair value measurement.

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of June 30, 2026 and 2025:

				Total
				June 30,	June 30,
	Level 1	Level 2	Level 3	2026	2025
Assets
Crypto assets	$5,078,444	$—	$—	$5,078,444	$—

Liabilities
Convertible debentures	$—	$—	$(10,624,818)	$(10,624,818)	$—

For financial instruments that are not measured at fair value on a recurring basis, the carrying amounts of cash and cash equivalents, other receivables, and other payables and accrued liabilities approximate their fair values due to their short-term maturities. The Group noted no transfers between levels of the fair value hierarchy during any of the periods presented.

Convertible debentures not measured under the fair value option

For convertible debentures issued in periods prior to July 1, 2025 for which the fair value option was not elected, the Group evaluated embedded conversion and other features under ASC 815 to determine whether such features required bifurcation and separate accounting as derivative liabilities. The host debt instrument was accounted for under the applicable debt guidance, including the recognition and amortization of debt discounts, premiums and issuance costs using the effective interest method, as applicable. Derivative liabilities, when separately recognized, were measured at fair value with changes in fair value recognized in earnings.

Upon conversion pursuant to the original contractual terms, the carrying amount of the debt and related components was reclassified to shareholders’ equity in accordance with the applicable conversion guidance. The convertible debentures accounted for under this historical model were fully settled as of June 30, 2025, and no such instruments remained outstanding since then.

Convertible debentures measured under the fair value option

Beginning with convertible debentures issued from July 1, 2025, the Group elected the fair value option (“FVO”) under ASC 825, where eligible, at the applicable election date. Under the FVO, each convertible debenture is accounted for as a single hybrid financial liability measured in its entirety at fair value rather than separately accounting for embedded conversion and other derivative features. Under the FVO, each convertible debenture is accounted for as a single hybrid financial liability measured in its entirety at fair value, rather than separately accounting for embedded features that would otherwise require evaluation under ASC 815.

The convertible debentures are initially and subsequently measured at fair value. Changes in fair value are recognized in earnings, except for the portion attributable to changes in instrument-specific credit risk, which is recognized separately in other comprehensive income in accordance with ASC 825. Upon derecognition of a financial liability for which the FVO has been elected, the cumulative amount previously recognized in accumulated other comprehensive income attributable to instrument-specific credit risk is reclassified to earnings.

Upfront costs and fees incurred in connection with convertible debentures for which the FVO has been elected are recognized in earnings as incurred and are not deferred or included in the initial fair value measurement.

Fair value is determined using valuation techniques that incorporate the contractual terms of the instruments and relevant observable and unobservable inputs, including the Group’s ordinary share price, expected volatility, discount rates, risk-free interest rates, remaining contractual terms, conversion features and instrument-specific credit risk, as applicable. The fair value measurement includes contractual interest incurred but unpaid as of the reporting date. The Group does not present contractual interest expense separately for the convertible debentures; the economic effect of contractual interest is included within the change in fair value of convertible debentures recognized in earnings.

At initial recognition, any difference between the transaction price and the fair value of a debenture is recognized in earnings when the transaction price is determined not to represent fair value in accordance with ASC 820.

Upon a conversion pursuant to the original contractual terms, the portion of the convertible debenture being converted is remeasured to fair value immediately before conversion. The resulting fair value change is recognized in earnings and other comprehensive income, as applicable, and the fair value carrying amount of the converted obligation is subsequently derecognized and recognized in shareholders’ equity.

Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815-40”).

The assessment considers whether the warrants are freestanding financial instruments, whether they meet the definition of a liability under ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815-40. This includes determining whether the warrants are indexed to the Group’s own ordinary shares and whether the warrant holders could potentially require net cash settlement in a circumstance outside of the Group’s control. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and is reassessed when changes in contractual terms or other relevant facts and circumstances could affect the classification of the warrants

Warrants that meet all of the criteria for equity classification are recorded as a component of equity based on the amount attributable to the warrants under the applicable accounting for the transaction in which they are issued and are not subsequently remeasured. Warrants that do not meet the criteria for equity classification are recorded as liabilities, measured at fair value at issuance and subsequently remeasured to fair value at each reporting period, with changes in fair value recognized in earnings.

Pre-funded warrants

The Group may also issue pre-funded warrants with a nominal exercise price that are exercisable for Class A Ordinary Shares. Such pre-funded warrants are evaluated under the same guidance in ASC 480 and ASC 815-40. When the pre-funded warrants qualify for equity classification, they are recorded in shareholders’ equity and are not subsequently remeasured. The fair value of pre-funded warrants is determined at issuance using valuation techniques appropriate to the specific terms and economic characteristics of the instrument, with maximum use of relevant observable market inputs where available.

For pre-funded warrants with a nominal exercise price and contractual terms that make them economically similar to the underlying ordinary shares, the Group measures their issuance-date fair value by reference to the quoted market price of the underlying ordinary shares, adjusted for the nominal exercise price and other instrument-specific terms, as applicable.

Down-round features

For equity-classified warrants containing a down-round feature, the Group recognizes the value of the effect of a down-round feature in equity-classified warrants when the feature is triggered (i.e., when the exercise price is adjusted downward) in accordance with ASC 260. This value is measured as the difference between (1) the financial instrument’s fair value (without the down-round feature) using the pre-trigger exercise price and (2) the financial instrument’s fair value (with the down-round feature) using the reduced exercise price. Both measurements use the same market conditions as of the trigger date and reflect the applicable contractual terms, including changes in the exercise price and, where applicable, the number of warrant shares. The value of the effect of the down-round feature is treated as a deemed dividend and a reduction to income available to ordinary shareholders in the basic earnings per share (“EPS”) calculation.

Revenue recognition

The Group recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle: (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Group satisfies the performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Crypto asset mining:

The Group entered into crypto asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the mining pool operator. In exchange for providing computing power, the Group is entitled to a fractional share of the fixed crypto asset award the mining pool operator receives (less crypto asset transaction fees to the mining pool operator which are recorded net with revenues), for successfully adding a block to the blockchain. The Group’s fractional share is based on the proportion of computing power the Group contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.

Providing computing power in crypto asset transaction verification services is an output of the Group’s ordinary activities. The provision of computing power is the only performance obligation in the Group’s contracts with third party pool operators. The transaction consideration the Group receives, if any, is noncash consideration, which the Group measures at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the Group successfully places a block (by being the first to solve an algorithm) and the Group receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the crypto asset award received is determined using the intraday low quoted price of the related crypto asset at the time of receipt. All of the Group’s crypto asset are populated crypto assets which are actively traded on the major trading platforms such as coinmarketcap.com. In December 2023, the Group temporarily suspended the crypto asset mining operations due to the high operating costs in the United States.

Crypto asset miner sales:

The Group earns revenue by facilitating a third party supplier to sell crypto asset mining equipment. The transaction price is fixed, agreed upon with the customer at contract inception, and payable in full prior to delivery, with no significant financing components. The Group recognizes revenue at a point in time when control of the equipment transfers to the customer from the supplier, which occurs upon delivery to the customer’s designated pick-up location and acceptance per the sales contract terms.

The Group acts as an agent in these transactions, as it does not control the equipment before transfer. This determination reflects that: (1) the Group is not primarily responsible for fulfilling the promise to provide the equipment (a third-party supplier bears this obligation), and (2) the Group does not bear inventory risk before or after the sale. As an agent, the Group’s performance obligation is to arrange for the equipment’s provision to the customer. Revenue is thus recognized on a net basis, representing the fee or commission earned, calculated as the difference between amounts charged to the customer and amounts remitted to the supplier. No significant variable consideration (e.g., discounts or returns) or capitalized contract costs are present as the consideration is received in full prior to delivery.

Cost of revenues

Cost of revenues consists primarily of the direct costs associated with running the crypto asset mining business, such as utilities, maintenance labor costs, shipping fees, plant remodeling fees and other service charges. The Group signed hosting agreements with hosting partners, and the hosting partners will install the mining equipment and provide electricity, internet services and other necessary services to maintain the operation of the mining equipment. All the related operating fees are included in the bundled monthly fees charged by the hosting partner to the Group. Depreciation of crypto asset mining equipment is calculated separately and also recorded as a component of cost of revenues for crypto asset mining. In December 2023, the Group temporarily suspended the Bitcoin mining operations due to the high operating costs in the United States.

Share-based compensation

Share-based compensation expense consists of the Group’s restricted stock units (“RSUs”) expense. RSUs granted to employees are measured based on the grant-date fair value. In general, a portion of the Group’s RSUs vests at the time of signing the employment agreement and the remaining vests over a service period of three years. Share-based compensation expense is generally recognized on a straight-line basis over the requisite service period and forfeitures are accounted for as they occur.

Income taxes

The Group accounts for income taxes in accordance with ASC 740, Income Taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items that are not taxable or deductible for tax purposes. It is calculated using tax rates that have been enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable income. Subject to applicable exceptions, deferred tax liabilities are recognized for taxable temporary differences, and deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the periods in which the assets are realized or the liabilities are settled. Deferred tax expense or benefit is generally recognized in the consolidated statements of operations, except for the tax effects of items recognized outside of earnings, which are recognized in the same manner as the underlying items, as applicable. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is more likely than not, based on the technical merits, that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. The Group recognizes penalties and interest related to uncertain tax positions, if any, as a component of income tax expense.

Reverse share splits

The Company retroactively adjusts all applicable share and per-share information presented in the consolidated financial statements for reverse share splits occurring during the reporting period or after the reporting date but before the consolidated financial statements are issued. Accordingly, all share and per-share amounts, including ordinary shares outstanding, weighted-average shares, earnings or loss per share, and other equity-linked share data affected by such reverse share splits, have been retroactively adjusted for all periods presented, as applicable.

Loss per share

Basic loss per share is computed using the two-class method pursuant to ASC 260, as the Company has two classes of ordinary shares with different contractual rights. Class A Ordinary Shares are entitled to receive dividends, while Class B Ordinary Shares do not have rights to receive dividends.

Under the two-class method, distributed earnings, if any, are allocated to each class based on dividends declared during the period, and undistributed earnings are allocated based on the contractual rights of each class to participate in such earnings as if all earnings for the period had been distributed. Undistributed losses are allocated between the classes based on their respective contractual rights and obligations, including their rights to residual net assets upon liquidation. Basic earnings or loss per share for each class of ordinary shares is calculated by dividing the earnings or loss allocated to that class by the weighted-average number of shares of that class outstanding during the period.

Class B Ordinary Shares are convertible, at the holder’s option, into Class A Ordinary Shares on a one-for-one basis. For purposes of diluted earnings or loss per share attributable to Class A Ordinary Shares, the potential effect of the conversion of Class B Ordinary Shares is evaluated using the if-converted method and is included only when dilutive. Diluted earnings or loss per share for Class B Ordinary Shares is calculated separately in accordance with the two-class method. Other potential ordinary shares, including warrants and other convertible instruments, are reflected in diluted earnings or loss per share using the applicable method when their effect is dilutive.

Potential ordinary shares are excluded from diluted loss per share when their inclusion would be anti-dilutive. For the years ended June 30, 2026, 2025 and 2024, the Company incurred net losses and, accordingly, potential ordinary shares that would have had an anti-dilutive effect were excluded from the calculation of diluted loss per share.

The following table presents the EPS of the Group for the years ended June 30, 2026, 2025 and 2024, respectively:

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2026	June 30, 2025	June 30, 2024
Net loss attributable to the Company	$(23,925,173)	$(6,533,987)	$(17,531,647)
Basic and diluted loss per Class A Ordinary Share	(70.43)	(84.84)	(1,003.41)
Weighted average number of Class A Ordinary Shares outstanding - basic and diluted	339,699	77,016	17,472

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group operates as one operating and reportable segment and is managed on a consolidated basis. The CODM primarily evaluates the Group’s performance based on consolidated net loss and reviews the significant expense categories and other financial information regularly provided to support operating and capital allocation decisions.

Recent accounting pronouncements

New accounting pronouncements adopted

In December 2023, the FASB issued ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which requires certain crypto assets to be measured at fair value with changes in fair value recognized in net income and introduces related presentation and disclosure requirements. The guidance is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. The Group adopted ASU 2023-08 on July 1, 2025. The adoption resulted in the Group measuring its qualifying crypto assets, including Dogecoin, at fair value with changes in fair value recognized in earnings.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. The Group adopted ASU 2023-09 on July 1, 2025, and the adoption of this ASU did not have a material effect on the Group’s consolidated financial statements and related disclosures.

New accounting pronouncements yet to be adopted

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as induced conversions. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual reporting periods, with early adoption permitted. The Group will adopt ASU 2024-04 for its fiscal year beginning July 1, 2026 and is currently evaluating the impact of the guidance on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. In January 2025, the FASB issued ASU 2025-01 to clarify its effective date for entities with non-calendar year ends. The amendments require public business entities to provide additional disaggregated information about certain expense categories and are effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact of the guidance on its consolidated financial statement disclosures.

In January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03 (disaggregation of income statement expenses) for non-calendar year-end entities. The clarification ensures that initial adoption is required in an annual reporting period (rather than unintentionally in an interim period) for entities with non-calendar year ends. The amendments align with the effective dates stated in ASU 2024-03 (annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027) and early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2024-03 (as clarified by ASU 2025-01) on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses on certain current accounts receivable and contract assets arising from transactions accounted for under ASC 606. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual reporting periods, with early adoption permitted. The Group will adopt the guidance for its fiscal year beginning July 1, 2026 and does not currently expect the adoption to have a material effect on its consolidated financial statements and related disclosures.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated financial statements and related disclosures.